COMMITMENTS AND CONTINGENCIES - Contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Contingencies
Accrued contingencies	¥ 40,984
Reversed contingencies	35,969
Further accrued contingencies	¥ 10,719
Other operating expense
Contingencies
Accrued contingencies		¥ 66,234